Consolidated Balance Sheets (Parenthetical) (USD $)	Jul. 14, 2014	Dec. 30, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 9,000	$ 12,732	$ 8,586
Common stock, par value (USD per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	135,000,000	135,000,000	135,000,000
Common stock, issued (in shares)	19,269,746	12,561,414	12,561,414
Common stock, outstanding (in shares)	19,269,746	12,561,414	12,561,414